Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 789,638	¥ 531,481
Loans and others	53,122	59,882
Investment in Affiliates	¥ 842,760	¥ 591,363